Victory Tax Exempt Long-Term Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Lipper General & Insured Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.65%		1.08%	2.38%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.87%		1.05%	2.30%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.87%		1.05%	2.30%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.21%		1.57%	2.60%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	1.06%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.36%		0.39%	1.83%

[1]	Inception date of Institutional Shares is June 29, 2020.